Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity (Deficit) [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)
NOTE 11:-	SHAREHOLDERS’ EQUITY (DEFICIT)

Ordinary Shares:

Ordinary shares confer to holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends if declared. However, certain ordinary shareholders, who received those shares upon their exercise of options pursuant to the Company’s share option plan, have signed an irrevocable proxy appointing the Chairman of the Company’s Board of Directors to use the voting rights of their ordinary shares.

On March 20, 2025, at the general meeting of the Company’s shareholders, the shareholders of the Company approved an increase of the authorized share capital of the Company to 22,500,000, cancellation of the par value of the ordinary shares and the Company’s preferred shares and a forward share split at a ratio of a two and a half-for-one (2.5-for-1) of the ordinary shares and preferred shares. As a result of the Split, for every one (1) share of share either issued and outstanding will be granted two and a half (2.5) new ordinary shares or preferred shares, as applicable.

Shares Issuances:

a.	On December 5, 2025, the Company issued 2,603,652 Ordinary Shares following a conversion of 2,603,652 preferred shares, see also Note 10.

b.	On December 5, 2025, the Company issued 1,163,528 Ordinary Shares following a conversion of 2020 Notes, see also Note 6.

c.

On December 5, 2025, the Company closed its IPO of 1,250,000 Ordinary Shares at a price of $8.00 per share for gross proceeds of approximately $10,000 (net proceeds of approximately $8,048, after deducting underwriting discounts and commissions and other offering expenses). The ordinary shares are listed on the NYSE and commenced trading under the symbol “RGNT” on December 4, 2025.

As part of the IPO, the Company granted the underwriter an option for a period of up to 45 days after the closing of the IPO to purchase, at the public offering price, up to 187,500 additional Ordinary Shares (representing 15.0% of the total number of Ordinary Shares sold in the IPO), less the underwriting discount.

In addition, pursuant to the terms of the underwriting agreement for the IPO, the underwriter was granted warrants to purchase 62,500 ordinary shares at an exercise price of $10 per Ordinary Share and may be exercised from June 2026 until December 2030. The Company estimated the fair value of the warrants using a Black-Scholes options pricing model and concluded it is approximately $290, which were recognized as issuance expenses.

Prior to the closing of the IPO, deferred offering costs, which consist primarily of accounting, legal and other fees related to the Company’s IPO, were capitalized within other current assets, in the balance sheets. Upon the closing of the IPO, $176 of deferred offering costs were reclassified into shareholders’ equity (deficit) as an offset against IPO proceeds and recorded as part of Company’s issuance expenses.

4.

The 62,500 warrants that were granted to the underwriter, were classified as equity in accordance with ASC 815-40, as they are indexed to the Company’s own stock and meet all equity classification criteria. Accordingly, the warrants were recorded within shareholders’ equity and are not subsequently remeasured. The fair value of the warrants granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2025

Risk-free interest rate	3.72%
Expected volatility (*)	81.71%
Dividend yield	-
Contractual life (in years)	5
Exercise price	$10

(*) Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.

5.	As described in Note 5, on December 5, 2025, the Company granted certain lenders warrants to purchase an aggregate of 349,072 ordinary shares. During the year ended December 31, 2025, the Company recorded an expense of $1,651 related to these warrants within finance income (expenses), net. See also Notes 2(k) and 5(b) through 5(e).

The fair value of the warrants granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2025

Risk-free interest rate	3.59%
Expected volatility (*)	79.85%
Dividend yield	-
Contractual life (in years)	3
Exercise price	$5

(*) Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.

Share-based compensation:

In July 2024, the Board of Directors approved the adoption of the 2024 Share Option Plan (the “2024 Plan”). Under the 2024 Plan, the Company may grant share options to its officers, directors, employees and consultants. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement (each an “Option Agreement”). On May 5, 2025 and December 22, 2025, the Board of Directors approved an increase to the equity reserve option pool of 50,000 and 750,000 options, respectively. As of December 31, 2025, the number of ordinary shares reserved for issuance under the 2024 Plan is 965,000, out of which 302,996 ordinary shares available for future grant.

On January 23, 2025, the Company granted certain employees and consultants share options to purchase an aggregate of 196,471 ordinary shares at an exercise price of NIS 0.004 per share. The vesting of these share options was contingent upon the consummation of an IPO. The share options have a 10 year term. On December 5, 2025, the share options became fully vested.

On January 23, 2025, the Company granted (subject to shareholders approval which was obtained on March 20, 2025) options to purchase 283,533 ordinary shares in consideration for NIS 0.004 per option to chairman of the Board of Directors. The vesting of these share options was contingent upon the consummation of an IPO. The share options have a 10 year term. On December 5, 2025, the share options became fully vested.

On December 5, 2025, the Company granted the chairman of the Board of Directors fully vested share options to purchase an aggregate of 182,000 ordinary shares at an exercise price of NIS 0.004 per share. This grant was made pursuant to the anti-dilution provision agreed upon with the chairman of the Board of Directors.

The following table summarizes the Company’s share options activity during the year ended December 31, 2025:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual terms (in years)

Outstanding as of December 31, 2024	79,290	$1.46	3

Grants	662,004	0.001	10

Outstanding as of December 31, 2025	741,294	$0.16	8.6

Vested and expected to vest as of December 31, 2025	741,294	$0.16	8.6

Exercisable as of December 31, 2025	741,294	$0.16	8.6

As of December 31, 2025, and 2024, the aggregate intrinsic value of the outstanding share options is $4,880 and $550, respectively, and the aggregate intrinsic value of the exercisable share options is $4,880 and $550, respectively.

The fair value of the share options granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2025

Risk-free interest rate	(*)
Expected volatility	(*)
Dividend yield	-
Discount for lack of marketability	(**)
Expected term (in years)	10
Exercise price (in NIS)	0.004

(*) Since the exercise price is effectively zero, volatility, expected life, and the risk-free interest rate have no impact on the share option’s fair value.

(**) Discount for lack of marketability – an estimated 0.41 years to IPO is reflected as a discount for lack of marketability estimated using the Finnerty model

The weighted average grant date fair value of share options granted during the year ended December 31, 2025 was $8.14.

The Company recorded an expense under general and administrative expenses at the amount of $5,391 following the grant of fully vested share options related to 2025 grants.